Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer
3.	REVENUE FROM CONTRACTS WITH CUSTOMERS

Contract Balances
The Group’s payments from customers are based on the billing terms established in contracts. Customers’ payment to the Group is generally made before the delivery of goods or the provision of service. Only corporate customers are offered billing terms in a range of between 7 to 30 days, as specified in each contract. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. The Group’s contract assets are insignificant as of December 31, 2020 and 2021.
The Group’s contract liabilities include payments received in advance of performance under revenue contracts which are included in “Customer advances and deferred revenue” on the
 Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract. The customer advances and deferred revenue balances as of December 31, 2020 and 2021 were comprised of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Customer advances and prepaid cards	57,081	96,785	15,188
Deferred revenue related to loyalty points	16,558	2,852	448
Deferred membership service revenue	66,765	143,843	22,571

Total	140,404	243,480	38,207

The Group recognized revenues that were previously deferred as contract liabilities of RMB4.0 million, RMB57.4 million and RMB117.8 million (US$18.5 million) during the years ended December 31, 2019, 2020 and 2021, respectively.
Revenue Allocated to Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.
The Group had RMB66.8 million and RMB143.8 million (US$22.6 million) of deferred revenues related to membership fees at December 31, 2020 and 2021 that are expected to be recognized as revenues over the remaining membership period of one to twelve months. The Group had RMB16.6 million and RMB2.9 million (US$0.4 million) of deferred revenues at December 31, 2020 and 2021 related to unsatisfied performance obligations under the loyalty points program that will be recognized as revenues when the points are redeemed, which will occur over the next three months given their expiration period. The Group also had RMB57.1 million and RMB96.8 million (US$15.2 million) of deferred revenues related to customer advances and cash received for prepaid sales cards at December 31, 2020 and 2021 respectively, which are expected to be recognized as revenues in future periods upon the usage of the prepaid card balances to purchase the Group’s products.